                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02670

                           SCIOTO INVESTMENT COMPANY
               (Exact name of registrant as specified in charter)

                             4561 Lanes End Street
                           Columbus, Ohio 43220-4254
             (Address of principal executive offices) -- (Zip code)

                               William L. Jordan
                      Porter, Wright, Morris & Arthur LLP
                              41 South High Street
                              Columbus, Ohio 43215
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (614) 451-5848

                   Date of fiscal year end: December 31, 2003
                     Date of period year end: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Report to Stockholders.

SCIOTO INVESTMENT COMPANY
C/O 4561 LANES END ST., COLUMBUS, OHIO 43220

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS:

         The accompanying Scioto Investment Company ("Scioto") Unaudited Condensed Financial Statements for the six month periods ended June 30, 2003, 2002 and 2001 have been compiled by management in accordance with the instructions for interim financial reporting of the Securities and Exchange Commission and do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These compilations should be read in conjunction with the Company's Annual Financial Statements audited by Deloitte & Touche LLP and the notes thereto included in the previously released Annual Reports to Shareholders and the Securities and Exchange Commission for the years ended December 31, 2002, 2001 and 2000.

         In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation of the financial information have been included in the accompanying Financial Statements. A Bond Listing under the 5-25-50% rule of U.S. Internal Revenue Code Sec. 851(b)(3), a Summary of the Portfolio Positions as of June 30, 2003, a Listing of Portfolio Positions by maturity date, a Summary of the Annual Meeting of Shareholders, and a Summary of the Penn Traffic Company matter are attached hereto. A Schedule of Investments as of December 31, 2002 was included in the Company's Annual Report for 2002. Net investment income per share for the six month periods ended June 30, 2003, 2002 and 2001 was $0.157, $0.172 and $0.210
respectively.

         On behalf of Scioto, I would like to take this opportunity to thank Mr. Stephen E. Dutton for his service on the Board of Directors since his election on June 12, 2002 to his date of resignation on June 2, 2003. Mr. Dutton's expert advice and thoughtful insight will be missed.

         Since 1976, Scioto has qualified as both a regulated investment company under the Internal Revenue Code and a non-diversified closed-end management company under the Investment Company Act of 1940. It is expected that the Company will again so qualify in 2003. Under Scioto's continuing dividend policy, it is expected that virtually all of the Company's 2003 net investment income will be distributed to shareholders as quarterly dividends which are exempt from federal income tax.

         Scioto invests in bonds of Ohio issuers which are rated "A" or better by Moody's Investors Service, Inc. at the time of purchase before the effect of bond insurance coverage. The bond interest is exempt from federal income tax and is also exempt from the Ohio and local income taxes of Ohio residents. The management of Scioto continues its policy of investing in only high quality municipal bonds diversified by issuer and maturity. Our primary objectives are the safety of Scioto's assets and obtaining a high return established at time of purchase consistent with the high quality of Scioto's assets. Scioto also seeks to continue the laddering of maturities of the bonds in the portfolio.

                        Sincerely and respectfully submitted,

                        SCIOTO INVESTMENT COMPANY
                        Stephen Kellough (Sr.), Chairman, CEO, President and CFO

SCIOTO INVESTMENT COMPANY
C/O 4561 LANES END ST., COLUMBUS, OHIO 43220

            UNAUDITED CONDENSED STATEMENTS OF ASSETS AND LIABILITIES

                                                                     JUNE 30
                                                       ------------------------------------
                                                          2003         2002         2001
                                                       ----------   ----------   ----------
ASSETS:
   Investments in tax exempt bonds, at quoted market
      values (amortized cost: 2003, $7,299,187;
      2002, $7,310,227; 2001, $7,255,034)              $7,818,936   $7,599,691   $7,409,357
   Cash and cash equivalents                              269,381      257,654      311,912
   Accrued interest receivable                             27,476       32,272       42,745
   Prepaid expenses                                           240          200          167
                                                       ----------   ----------   ----------

TOTAL ASSETS                                            8,116,033    7,889,817    7,764,181
                                                       ----------   ----------   ----------

LIABILITIES:
   Accrued expenses                                        13,160       19,968       14,374
                                                       ----------   ----------   ----------

TOTAL LIABILITIES                                          13,160       19,968       14,374
                                                       ----------   ----------   ----------

NET ASSETS (net asset value per common share,
   based upon 447,950 common shares outstanding:
   2003, $18.09; 2002, $17.57; 2001, $17.30)           $8,102,873   $7,869,849   $7,749,807
                                                       ==========   ==========   ==========

                  UNAUDITED CONDENSED STATEMENTS OF OPERATIONS

                                                      FOR THE SIX MONTHS ENDED JUNE 30
                                                      --------------------------------
                                                         2003       2002       2001
                                                       --------   --------   --------
INVESTMENT INCOME - Nontaxable interest income,
   net of bond premium amortization and discount
   accretion of $7,865 in 2003; $7,131 in 2002; and
   $7,360 in 2001                                      $146,676   $155,970   $153,576
                                                       --------   --------   --------

OPERATING EXPENSES:
   Professional services                                 45,572     37,291     34,678
   Directors' fees                                        5,250      6,750      6,750
   Other expenses                                        25,687     34,658     18,055
                                                       --------   --------   --------

TOTAL OPERATING EXPENSES                                 76,509     78,699     59,483
                                                       --------   --------   --------

NET INVESTMENT INCOME                                    70,167     77,271     94,093

NET GAIN ON INVESTMENTS:
   Realized loss on disposition of bonds                     --         --     (3,983)
   Unrealized appreciation of investments               113,017    210,118     92,460
                                                       --------   --------   --------

NET GAIN ON INVESTMENTS                                 113,017    210,118     88,477
                                                       --------   --------   --------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                           $183,184   $287,389   $182,570
                                                       ========   ========   ========

SCIOTO INVESTMENT COMPANY
C/O 4561 LANES END ST., COLUMBUS, OHIO 43220

             UNAUDITED CONDENSED STATEMENTS OF CHANGES IN NET ASSETS

                                                       FOR THE SIX MONTHS ENDED JUNE 30
                                                     ------------------------------------
                                                        2003         2002         2001
                                                     ----------   ----------   ----------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income                             $   70,167   $   77,271   $   94,093
   Realized loss on disposition of bonds                     --           --       (3,983)
   Unrealized appreciation of investments               113,017      210,118       92,460
                                                     ----------   ----------   ----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                            183,184      287,389      182,570

DIVIDENDS TO SHAREHOLDERS FROM NET
   INVESTMENT INCOME                                     89,590       98,549       98,549
                                                     ----------   ----------   ----------

NET INCREASE IN NET ASSETS                               93,594      188,840       84,021

NET ASSETS, BEGINNING OF PERIOD                       8,009,279    7,681,009    7,665,786
                                                     ----------   ----------   ----------

NET ASSETS, END OF PERIOD, including undistributed
   net investment income of $171,163, $168,424 and
   $183,524 respectively                             $8,102,873   $7,869,849   $7,749,807
                                                     ==========   ==========   ==========

  Bond Listing Under the 5-25-50% Rule of Internal Revenue Code Sec. 851(b)(3)
                          of Subchapter M June 30,2003

Total Asset Value                           $8,116,033

5% of Total Asset Value                     $  405,802
25% of Total Asset Value                    $2,029,008
50% of Total Asset Value                    $4,058,017

                                       Maturity    Purchase    Yield to Maturity     Market      % of Total
Bond Issuer                              Date        Date       at Purchase Date     Value      Asset Value
-----------------------------------   ---------   ----------   -----------------   ----------   -----------
AKRON OHIO RFDG MBIA                  12/1/2012    12/6/2001         4.023%        $  635,316       7.83%

CINCINNATI OHIO                       12/1/2006     5/1/2000         4.723%           284,588       3.51%
CINCINNATI OHIO WTR SYS REV           12/1/2004    3/24/2003         1.051%           288,352       3.55%
                                      ---------   ----------         -----         ----------      -----
TOTAL CINCINNATI OHIO                                                                 572,940       7.06%

HILLIARD OHIO SCH DIST IMP            12/1/2007    4/12/2000         4.800%           340,464       4.19%
HILLIARD OHIO SCH DIST IMP            12/1/2008    4/12/2000         4.850%           344,844       4.25%
                                      ---------   ----------         -----         ----------      -----
TOTAL HILLIARD OHIO SCH DIST IMP                                                      685,308       8.44%

OHIO ST PUB FACS COMMN HIGHER         12/1/2003   11/27/1998         3.650%           304,503       3.75%
OHIO ST PUB FACS COMMN HIGHER          6/1/2006   12/10/1998         4.000%           321,411       3.96%
OHIO ST PUB FACS COMMN HIGHER          6/1/2007   12/10/1998         4.000%           216,766       2.67%
                                      ---------   ----------         -----         ----------      -----
TOTAL OHIO ST PUB FACS COMMN HIGHER                                                   842,680      10.38%

OHIO ST UNIV GEN RCPTS SER A B        12/1/2009    12/1/1999         5.060%         1,026,900      12.65%

                                      ---------   ----------         -----         ----------      -----
TOTAL                                                                              $3,763,144      46.36%
                                                                                   ==========      =====

                           SCIOTO INVESTMENT COMPANY

    Fifth Third Securities, Inc. Account Portfolio Summary, in Alphabetical
                           Sequence, on June 30, 2003

                                                                            Price on    Value on       Est.      Est.
                                                                            6/30/03     6/30/03      annual     yield
                                                             Quantity (X)    ($)(=)       ($)       income($)    (%)
---------------------------------------------------------------------------------------------------------------------
AKRON OHIO RFDG MBIA BOOK ENTR ONLY O.I.D. REOF @ 98.158
   TO Y CPN/MATY 4% 12/01/12 010033SJ8                         600,000      105.8860   635,316.00   24,000.00    3.77
---------------------------------------------------------------------------------------------------------------------
BARBERTON OHIO CITY SCH DIST BOOK ENTRY ONLY FGIC dDtd
   03/01/98 CPN/MATY 4.35% 11/01/04 MOODYS Aaa S&P AAA
   067203BV0                                                   300,000      104.5650   313,695.00   13,050.00    4.16
---------------------------------------------------------------------------------------------------------------------
CINCINNATI OHIO BOOK ENTRY ONL @ 101.648 TO YLD 4.83% UT
   N/C dDtd 04/01/00 CPN/MATY 5.125% 12/01/06 PRE-REF N
   MOODYS Aa1 S&P AA+ 172216M91                                255,000      111.6030   284,587.65   13,068.75    4.59
---------------------------------------------------------------------------------------------------------------------
CINCINNATI OHIO WTR SYS REV BO ENTRY ONLY REOF @ 101.285
   TO Y N/C dDtd 03/01/03 CPN/MATY 2% 12/01/04 PRE-REF N
   MOODYS Aa2 S&P AA+ 172311BL5                                285,000      101.1760   288,351.60    5,700.00    1.97
---------------------------------------------------------------------------------------------------------------------
CUYAHOGA CNTY OHIO CAP IMPT BO ONLY REOF @ 101.421 TO
   YLD 4.5 dDtd 10/15/00 CPN/MATY 5% 12/01/03 PRE-REF N
   MOODYS Aa1 S&P AA+ 2322376N2                                300,000      101.6960   305,088.00   15,000.00    4.91
---------------------------------------------------------------------------------------------------------------------
HAMILTON OHIO WASTEWTR SYS REV BOOK ENTRY ONLY dDtd
   01/15/98 CPN/MATY 4.3% 10/15/04 MOODYS Aaa S&P AAA
   407837AZ6                                                   200,000      104.3680   208,736.00    8,600.00    4.12
---------------------------------------------------------------------------------------------------------------------
HILLIARD OHIO SCH DIST SCH IMP ENTRY ONLY REOF @ PAR UT
   N/C dDtd 03/01/00 CPN/MATY 5.15% 12/01/07 PRE-REF N
   MOODYS Aa2 S&P AA 431621GD7                                 300,000      113.4880   340,464.00   15,450.00    4.53
---------------------------------------------------------------------------------------------------------------------
HILLIARD OHIO SCH DIST SCH IMP ENTRY ONLY REOF Q PAR UT
   N/C dDtd 03/01/00 CPN/MATY 5.2% 12/01/08 PRE-REF N
   MOODYS Aa2 S&P AA 431621GE5                                 300,000      114.9480   344,844.00   15,600.00    4.52
---------------------------------------------------------------------------------------------------------------------
KETTERING OHIO CITY SCH DIST S IMPT BOOK ENTRY ONLY REOF @
   10 TO YLD 1.26% SPUR AA- UT N/C dDtd 03/27/03 CPN/MATY
   2% 12/01/05 PRE-REF N MOODYS Aa3 S&P AA-
   492692KE7                                                   300,000      101.6270   304,881.00    6,000.00    1.96
---------------------------------------------------------------------------------------------------------------------
LAKEWOOD OHIO CITY SCH DIST RF BOOK ENTRY ONLY CAP
   APPREC REO YLD 4.6% BANK QUALIFIED UT N/C NO PERIODIC
   INTEREST dDtd 06/14/01 CPN/MATY 0% 12/01/09 PRE-REF N
   MOODYS Aaa S&P AAA 512624GX9                                200,000       83.1120   166,224.00
---------------------------------------------------------------------------------------------------------------------
LOCKLAND OHIO CITY SCH DIST RF IMPT AMBAC BOOK ENTRY ONLY
   RED BANK QUALIFIED UT N/C dDtd 05/01/00 CPN/MATY 4.8%
   12/01/04 PRE-REF N MOODYS Aaa 539838BP6                     200,000      105.5150   211,030.00    9,600.00    4.54
---------------------------------------------------------------------------------------------------------------------
MAHONING CNTY OHIO REF -SER B OBLIGATION LTD FIXED OID
   REOF AMBAC INSD FED TAX & ST TAX EXEMPT BOOK ENTRY dDtd
   11/01/00 CPN/MATY 4.5% 12/01/03 PRE-REF N MOODYS
   Aaa S&P AAA 560058VR7                                       300,000      101.5060   304,518.00   13,500.00    4.43
---------------------------------------------------------------------------------------------------------------------
MASON OHIO CTFS PARTN MUN FACS MBIA BOOK ENTRY ONLY OID
   REOF TO YLD 4.38% N/C dDtd 08/01/01 CPN/MATY 4.3%
   12/01/11 PRE-REF N MOODYS Aaa 575295AL4                     300,000      109.7920   329,376.00   12,900.00    3.91
---------------------------------------------------------------------------------------------------------------------
NORTH RIDGEVILLE OHIO VAR PURP AMBAC BOOK ENTRY ONLY
   REOF @ P QUALIFIED LT N/C dDtd 10/01/01 CPN/MATY 4.1%
   12/01/11 PRE-REF N MOODYS Aaa 661853FM8                     200,000      109.0900   218,180.00    8,200.00    3.75
---------------------------------------------------------------------------------------------------------------------

                            SCIOTO INVESTMENT COMPANY

           Fifth Third Securities, Inc. Account Portfolio Summary, in
                             Alphabetical Sequence,
                                on June 30, 2003

                                                                            Price on     Value on         Est.       Est.
                                                                            6/30/03       6/30/03        annual     yield
                                                             Quantity (X)   ($) (=)        ($)         income ($)    (%)
-------------------------------------------------------------------------------------------------------------------------
OHIO ST PUB FACS COMMN HIGHER FACS SER II C FSA BOOK
   ENTRY O O.I.D.REOF @ 99.679 TO YLD 4.05% N/C dDtd
   12/01/98 CPN/MATY 4% 06/01/06 PRE-REF N MOODYS Aaa
   S&P AAA 677597K21                                            300,000     107.1370      321,411.00    12,000.00    3.73
-------------------------------------------------------------------------------------------------------------------------
OHIO ST PUB FACS COMMN HIGHER FACS SER II C FSA BOOK
   ENTRY O REOF @ PAR N/C dDtd 12/01/98 CPN/MATY 4.1%
   06/01/07 PRE-REF N MOODYS Aaa S&P AAA 677597K39              200,000     108.3830      215,766.00     8,200.00    3.78
-------------------------------------------------------------------------------------------------------------------------
OHIO ST PUB FACS COMMN RFDG HI CAP FACS SER II-A BOOK
   ENTRY 0 @101.760 TO YLD 4.15% N/C dDtd 03/01/98
   CPN/MATY 4.5% 12/01/03 PRE-REF N MOODYS Aa2 S&P AA
   677597C87                                                    300,000     101.5010      304,503.00    13,500.00    4.43
-------------------------------------------------------------------------------------------------------------------------
OHIO ST UNIV GEN RCPTS SER A B ONLY REOF @99.533 TO YLD
   5.06% dDtd 12/01/99 CPN/MATY 5% 12/01/09 PRE-REF N
   MOODYS Aa2 S&P AA 677632BV2                                  900,000     114.1000    1,026,900.00    45,000.00    4.38
-------------------------------------------------------------------------------------------------------------------------
STRONGSVILLE OHIO RFDG & IMPT BOOK ENTRY ONLY REOF
   @101.383 LT N/C dDtd 10/01/01 CPN/MATY 4% 12/01/09
   PRE-REF N MOODYS Aaa 863370NF5                               300,000     109.4610      328,383.00    12,000.00    3.65
-------------------------------------------------------------------------------------------------------------------------
UNIVERSITY CINCINNATI OHIO CTF BOOK ENTRY ONLY MBIA OID AT
   99.032 TO YLD 04.550% dDtd 03/01/98 CPN/MATY 4.4%
   12/01/05 MOODYS Aaa S&P AAA 914116CS5                        300,000     107.2420      321,726.00    13,200.00    4.10
-------------------------------------------------------------------------------------------------------------------------
WARRENSVILLE HEIGHTS OHIO CITY SCH IMPT FGIC BOOK ENTRY
   ONLY REOF @ 99.374 TO YLD 4.979% UT N/C dDtd 05/01/00
   CPN/MATY 4.85% 12/01/05 PRE-REF N MOODYS Aaa S&P
   AAA 936121FX5                                                170,000     108.4330      184,336.10     8,245.00    4.47
-------------------------------------------------------------------------------------------------------------------------
WESTERVILLE OHIO CITY SCH DIST 2001 BOOK ENTRY ONLY REOF
   @ PA AA- UT N/C dDtd 03/15/01 CPN/MATY 3.75% 12/01/05
   PRE-REF N MOODYS Aa3 S&P AA- 960028KT4                       300,000     105.7600      317,280.00    11,250.00    3.54
-------------------------------------------------------------------------------------------------------------------------
WOOSTER OHIO BOOK ENTRY ONLY O REOF @98.856 TO YLD 4%
   BANK QU LT N/C dDtd 10/01/01 CPN/MATY 3.85% 12/01/10
   PRE-REF N MOODYS A1 S&P A 981083PV4                          200,000     107.7650      215,530.00     7,700.00    3.57
-------------------------------------------------------------------------------------------------------------------------
WORTHINGTON OHIO -BOOK ENTRY O REOF @100.798 TO YLD
   3.84% LT dDtd 04/01/01 CPN/MATY 4% 12/01/06 PRE-REF N
   MOODYS Aa2 S&P AA+ 982033DN9                                 150,000     108.2120      162,318.00     6,000.00    3.69
-------------------------------------------------------------------------------------------------------------------------
WORTHINGTON OHIO -BOOK ENTRY O O.I.D. REOF @99.347 TO YLD
   4.1 dDtd 04/01/01 CPN/MATY 4% 12/01/08 PRE-REF N
   MOODYS Aa2 S&P AA+ 982033DQ2                                 150,000     109.6610      164,491.50     6,000.00    3.64
                                                             ----------                -------------
                                                             $7,310,000                $   7,818,936
                                                             ==========                =============

SCIOTO INVESTMENT COMPANY
Listing of Bonds Held in Portfolio as of June 30, 2003 by Maturity Date

                                                                                                             TOTAL
                                         FACE    COUPON    ANNUAL     YIELD TO                             MATURITIES
                                        AMOUNT  INTEREST  INTEREST   MATURITY AT    PURCHASE    MATURITY    PER YEAR
SECURITY                                ($000)    RATE      ($)     PURCHASE DATE     DATE        DATE     ($000)  (%)    SECURITY #
------------------------------------------------------------------------------------------------------------------------------------
OHIO ST PUB FACS COMMN RFDG HI            300     4.500%    13,500     3.650%      11/27/1998  12/01/2003                 677597C87
MAHONING COUNTY OHIO REF-SER B            300     4.500%    13,500     4.299%      11/29/2000  12/01/2003                 560058VR7
CUYAHOGA CNTY OHIO CAP IMPT               300     5.000%    15,000     3.300%      05/02/2001  12/01/2003    900   12.31  2322376N2
------------------------------------------------------------------------------------------------------------------------------------
HAMILTON OHIO WASTEWTR SYS REV            200     4.300%     8,600     4.300%      02/03/1998  10/15/2004                 407837AZ6
BARBERTON OHIO CITY SCH DIST              300     4.350%    13,050     4.350%      03/16/1998  11/01/2004                 067203BV0
CINCINNATI OHIO WTR SYS REV               285     2.000%     5,700     1.051%      03/24/2003  12/01/2004                 172311BL5
LOCKLAND OHIO CITY SCH DIST RF            200     4.800%     9,600     4.701%      05/05/2000  12/01/2004    985   13.47  539838BP6
------------------------------------------------------------------------------------------------------------------------------------
KETTERING OHIO CITY SCH DIST              300     2.000%     6,000     1.100%      03/27/2003  12/01/2005                 492692KE7
UNIVERSITY CINCINNATI OHIO CTF            300     4.400%    13,200     4.250%      04/02/1998  12/01/2005                 914116CS5
WARRENSVILLE HEIGHTS OHIO CITY            170     4.850%     8,245     4.750%      05/03/2000  12/01/2005                 936121FX5
WESTERVILLE OHIO CITY SCH DIST            300     3.750%    11,250     3.573%      04/05/2001  12/01/2005  1,070   14.64  960028KT4
------------------------------------------------------------------------------------------------------------------------------------
OHIO ST PUB FACS COMMN HIGHER             300     4.000%    12,000     4.000%      12/10/1998  06/01/2006                 677597K21
CINCINNATI OHIO                           255     5.125%    13,069     4.723%      05/01/2000  12/01/2006                 172216M91
WORTHINGTON OHIO                          150     4.000%     6,000     3.801%      05/03/2001  12/01/2006    705    9.64  982033DN9
------------------------------------------------------------------------------------------------------------------------------------
OHIO ST PUB FACS COMMN HIGHER             200     4.100%     8,200     4.000%      12/10/1998  06/01/2007                 677597K39
HILLIARD OHIO SCH DIST SCH IMP            300     5.150%    15,450     4.800%      04/12/2000  12/01/2007    500    6.84  431621GD7
------------------------------------------------------------------------------------------------------------------------------------
HILLIARD OHIO SCH DIST SCH IMP            300     5.200%    15,600     4.850%      04/12/2000  12/01/2008                 431621GE5
WORTHINGTON OHIO                          150     4.000%     6,000     4.071%      05/03/2001  12/01/2008    450    6.16  982033DQ2
------------------------------------------------------------------------------------------------------------------------------------
OHIO ST UNIV GEN RCPTS SER A B            900     5.000%    45,000     5.060%      12/01/1999  12/01/2009                 677632BV2
LAKEWOOD OHIO CITY SCH DIST RF            200     0.000%         -     4.400%      06/15/2001  12/01/2009                 512624GX9
STRONGSVILLE OHIO RFDG & IMPT FGIC        300     4.000%    12,000     3.610%      10/16/2001  12/01/2009  1,400   19.15  863370NF5
------------------------------------------------------------------------------------------------------------------------------------
WOOSTER OHIO                              200     3.850%     7,700     3.868%      10/11/2001  12/01/2010    200    2.74  981083PV4
------------------------------------------------------------------------------------------------------------------------------------
MASON OHIO CTFS PARTN MUN FACS            300     4.300%    12,900     4.150%      08/15/2001  12/01/2011                 575295AL4
NORTH RIDGEVILLE OHIO VAR PURP IMPT       200     4.100%     8,200     3.950%      10/18/2001  12/01/2011    500    6.84  661853FM8
------------------------------------------------------------------------------------------------------------------------------------
AKRON OHIO RFDG MBIA                      600     4.000%    24,000     4.023%      12/06/2001  12/01/2012    600    8.21  010033SJ8
------------------------------------------------------------------------------------------------------------------------------------
TOTALS                                  7,310             $303,764                                         7,310     100%
                                        =====             ========                                         =====   =====

             Annual Interest as a Percentage of Face Amount : 4.16%
                                                              ====

SCIOTO INVESTMENT COMPANY

SUMMARY OF ANNUAL MEETING OF SHAREHOLDERS

         The Company held its 2003 Annual Meeting of Shareholders on Wednesday, June 11, 2003. At the meeting, shareholders present in person and by proxy were as follows: of the 108,800 Class A common shares outstanding (one vote per share), a total of 86,409 were represented; and of the 339,150 Class B common shares outstanding (ten votes per share), 339,150 were represented; therefore, 425,559 of the common shares representing approximately 99.4% of the total voting power of the Company were represented at the meeting.

         A resolution fixing the number of Directors at five passed with 3,477,609 votes FOR, 50 votes AGAINST and 250 votes ABSTAINING.

         The following persons were elected as members of the Company's Board of Directors to serve until the annual meeting following their election or until their successors are duly elected and qualified. Each person received the number of votes FOR and votes WITHHELD as indicated below.

                            Name                 Votes For        Votes Withheld
                            ----                 ---------        --------------

                 Stephen Kellough, Sr.           3,477,909              0

                 Marilyn Brown Kellough          3,477,909              0

                 John E. Josephson               3,477,909              0

                 Joseph L. Churilla, Jr.         3,477,909              0

                 Stephen E. Dutton               3,477,909              0

         A resolution to ratify the selection of Deloitte & Touche LLP as the independent accountants for Scioto Investment Company for the 2003 year passed with 3,477,909 votes FOR, 0 votes AGAINST and 0 votes to ABSTAIN.

SUMMARY OF THE PENN TRAFFIC MATTER

A. As described in Note 3 (repeated below) to the Company's Audited Annual Report for the year ended December 31, 2002, the Company could be liable for the payment of certain non-cancelable lease obligations should The Penn Traffic Company (a Delaware corporation), a lessee under certain applicable lease agreements, fail to pay the required rents.

         3. SALE OF COMPANY ASSETS, CHANGES IN BUSINESS, AND LEASE LIABILITIES UNDERTAKING

              Prior to August 30, 1976, the Company operated a chain of 54 supermarkets and 12 discount department stores in Ohio, West Virginia, and Kentucky in leased premises. On June 30, 1976, the Company and each of its subsidiaries (the "Company") entered into an Agreement of Sale, pursuant to which substantially all of the assets of the Company were sold for $33.00 per Class A and Class B common share cash and assumption of all of the liabilities of the Company, however, the Company remains contingently liable for non-cancelable leases entered into previously* that are still in effect. The Company would only be required to make payments under these leases in the event of non-payment of rent by the existing tenant, The Penn Traffic Company ("Penn" a Delaware Corporation, Federal ID #25-0716800, which acquired the Big Bear Stores Company, a Delaware Corporation, Federal ID #31-0888208), during an existing exercised option period.

              Subsequent to the sale consummation on August 30, 1976, the Company's subsidiaries were liquidated and merged into the Company, and the Company's name was changed from Big Bear Stores Company, an Ohio corporation, to Scioto Investment Company, an Ohio corporation (Federal ID #31-4128470).

              As indicated above, the Company remains contingently liable for non-cancelable leases entered into prior to the date of sale of substantially all of the assets of the Company on August 30, 1976. At December 31, 2002, the remaining minimum future lease rental commitments during the non-cancelable lease terms are approximately $3,150,000 ($2,740,000 at December 31, 2001) and the total of the non-cancelable leases plus total option periods minimum future lease rental commitments are approximately $10,160,000 ($10,855,000 at December 31, 2001), before considering any offsetting rental income the Company might receive if the Company subsequently directly leases the property to other parties. These non-cancelable leases require approximately $700,000 in annual minimum rentals at December 31, 2002 and 2001. No liability has been recorded in the financial statements for these contingent liabilities.

              In December 1998 Penn defaulted on its debt obligations. Subsequently, Penn reached an agreement with its creditors and implemented the restructuring plan. Based upon the current circumstances and available information, no losses have been recorded by the Company or any claims submitted to the Company. Penn Traffic filed a Chapter 11 bankruptcy petition in U.S. Bankruptcy Court in Delaware on March 1, 1999 and completed the process emerging from Chapter 11 on June 29, 1999. Penn Traffic's Chapter 11 restructuring enabled it to cancel $1.13 billion of debt in exchange for: $100 million of new senior notes; new shares of common stock; and warrants to purchase common stock. None of the leases as to which the Company could have any contingent liability were rejected in the Chapter 11 reorganization.

              *Prior to August 30, 1976.

         In April 1989, The Penn Traffic Company acquired Big Bear Stores Company ("Big Bear"), a leading food retailer in Ohio, West Virginia, and Kentucky. In April 1993, Big Bear was merged into the Penn Traffic Company.

B. On May 30, 2003 (the "Petition Date"), The Penn Traffic Company filed for relief under Chapter 11 of the Bankruptcy Code.

         By this Motion, the Debtors seek an order of the Court pursuant to
Section 365(d)(4) of the Bankruptcy Code extending the deadline by which the Debtors must assume or reject their unexpired nonresidential real property leases by 180 days through and including January 25, 2004 (lieu July, 30, 2003).

         Scioto Investment Company is currently assessing the impact of this transaction on the Company. At this time, Scioto has yet to determine the effect of this action on the results of operations and financial position of Scioto.

Item 2.  Code of Ethics.

Not Applicable.

Item 3.  Audit Committee Financial Expert.

Not Applicable.

Item 4.  Principal Accountant Fees and Services.

Not Applicable.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer conclude that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)(1) Not applicable.

(a)(2) A certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 C.F.R. 270.30a-2(a)) is filed herewith.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scioto Investment Company
(Registrant)

       By:      /s/ Stephen Kellough
                --------------------------------------------------------------
                Stephen Kellough, Sr., Chairman, Chief Executive Officer, Chief Investment Officer, President, Treasurer
                (Principal Executive and Financial Officer)

       Date     August 29, 2003
                ---------------

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

       By:      /s/ Stephen Kellough
                --------------------------------------------------------------
                Stephen Kellough, Sr., Chairman, Chief Executive Officer, Chief Investment Officer, President, Treasurer
                (Principal Executive and Financial Officer)

       Date     August 29, 2003
                ---------------